Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 2,035,717	$ 1,740,170
Accumulated depreciation and amortization	(1,236,523)	(986,891)
Property and equipment, net	799,194	753,279
Buildings and leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, Gross	151,843	144,604
Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	38,155	35,525
Computer equipment
Property Plant And Equipment [Line Items]
Property and equipment, Gross	323,818	288,982
Software developed for internal use
Property Plant And Equipment [Line Items]
Property and equipment, Gross	$ 1,521,901	$ 1,271,059